General (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Apr. 10, 2025	Mar. 14, 2025
General [Abstract]
Offering price		$ 1,917	$ 1,019
Additional offering costs		$ 1,917
Ordinary shares issues (in Shares)	2,575,753
Gross proceeds received	$ 1,621
Net proceeds	113
Maximum value of shelf capacity	$ 14,686
Additional ordinary shares (in Shares)	2,728,889
Gross proceeds	$ 3,079